OTHER PAYABLES	6 Months Ended
Dec. 31, 2019
OTHER PAYABLES
OTHER PAYABLES

NOTE 15. OTHER PAYABLES

Other payables consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Third Party	RMB	RMB	U.S. Dollars
Service	¥1,341,617	¥667,051	$95,731
Distributors and employees	219,095	735,155	105,504
Accrued expenses	393,274	393,274	56,440
Others	292,424	291,185	41,789
Total	¥2,246,410	¥2,086,665	$299,464

	June 30,	December 31,	December 31,
	2019	2019	2019
Related Party	RMB	RMB	U.S. Dollars
Expenses paid by the major shareholders	¥2,029,908	¥3,618,202	$519,260
Due to family member of the owner of BHD	—	200,000	28,703
Due to management staff for costs incurred on behalf of the Company	260,965	262,826	37,719
Total	¥2,290,873	¥4,081,028	$585,682